RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2011
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

NOTE 19. RELATED PARTY TRANSACTIONS

        ACOF Management Services Agreement    In connection with the Merger, on March 16, 2007, we entered into a Management Services Agreement (the "Management Services Agreement") with ACOF Operating Manager II, L.P. ("ACOF Operating Manager"), an affiliate of Ares Corporate Opportunities Fund II, L.P. ("Ares"), which was terminated upon the consummation of the IPO. The Management Services Agreement provided for an annual management fee of $0.8 million, payable quarterly and in advance to ACOF Operating Manager, on a pro rata basis, until the tenth anniversary from March 16, 2007 plus any one-year extensions (which extensions occurred automatically on each anniversary date of March 16, 2007), as well as reimbursements for ACOF Operating Manager's, and its affiliates', out-of-pocket expenses in connection with the management services provided under the Management Services Agreement. For our fiscal year ended December 31, 2011, $0.2 million was paid to ACOF Operating Manager in accordance with the terms of the Management Services Agreement.

        Upon the consummation of the IPO, the Management Services Agreement was terminated and ACOF Operating Manager received, in lieu of quarterly payments of the annual management fee, an automatic fee equal to the net present value of the aggregate annual management fee that would have been payable to ACOF Operating Manager during the remainder of the term of the fee agreement. The amount of such payment was $5.6 million. No further payments will be made pursuant to the Management Services Agreement.

        Special Dividend    Prior to the consummation of the IPO, Ontario Teachers' Pension Plan Board ("OTPP"), as the holder of Class B common stock, was entitled to receive ratably an annual special dividend payment equal to an aggregate amount of $0.8 million per year when, as and if declared by the Board, for a period of ten years commencing on March 16, 2007 (the "Special Dividend Period"). The special dividend payment was payable in equal quarterly installments on the first day of each quarter commencing on April 1, 2007. For the year ended December 31, 2011, $0.2 million was paid to OTPP as a special dividend pursuant to the obligations under our Class B common stock.

        Upon the consummation of the IPO, OTPP's right to receive the special dividend payments was terminated and OTPP received, in lieu of quarterly payments of the special dividend payments, an automatic payment equal to the net present value of the aggregate amount of the special dividend payments that would have been payable to OTPP during the remainder of the Special Dividend Period, calculated in good faith by the Board. The amount of such payment was $5.6 million. No further special dividend payments will be made.

        Lease Agreements.    At December 31, 2011, General Nutrition Centres Company, the Company's wholly owned subsidiary, was party, as lessee, to 18 lease agreements with Cadillac Fairview Corporation ("Cadillac Fairview"), as lessor, and 1 lease agreement with Ontrea, Inc. ("Ontrea"), as lessor, with respect to properties located in Canada. Each of Cadillac Fairview and Ontrea is a direct wholly owned subsidiary of OTPP. For the years ended December 31, 2011, 2010 and 2009, the Company paid $2.4 million, $2.6 million and $2.2 million, respectively, under the lease agreements with Cadillac Fairview, and $0.2 million in each such year under the lease agreement with Ontrea. As of December 31, 2011, the aggregate future minimum lease payments under the lease agreements with Cadillac Fairview and Ontrea were $10.1 and $0.7 million, respectively. Each lease was negotiated in the ordinary course of business on an arm's length basis.